American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
April 30, 2022

One Choice Blend+ 2040 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 48.4%
Avantis U.S. Equity Fund G Class	209,485	2,857,369
Avantis U.S. Small Cap Value Fund G Class	18,269	264,537
Focused Dynamic Growth Fund G Class	41,004	1,824,696
Focused Large Cap Value Fund G Class	196,127	1,961,272
Heritage Fund G Class	19,611	435,766
Mid Cap Value Fund G Class	28,809	478,803
Small Cap Growth Fund G Class	13,269	251,046
		8,073,489
International Equity Funds — 22.4%
Avantis Emerging Markets Equity Fund G Class	31,481	350,389
Avantis International Equity Fund G Class	98,405	1,055,881
Emerging Markets Fund G Class	47,629	530,590
Focused International Growth Fund G Class	36,231	580,785
Global Real Estate Fund G Class	27,318	379,446
International Small-Mid Cap Fund G Class	23,621	235,737
Non-U.S. Intrinsic Value Fund G Class	67,909	603,708
		3,736,536
Domestic Fixed Income Funds — 21.3%
Avantis Core Fixed Income Fund G Class	300,242	2,648,135
Inflation-Adjusted Bond Fund G Class	19,561	239,820
NT High Income Fund G Class	72,987	656,881
		3,544,836
International Fixed Income Funds — 7.9%
Emerging Markets Debt Fund G Class	38,601	348,177
Global Bond Fund G Class	102,783	973,359
		1,321,536
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,279,902)		16,676,397
OTHER ASSETS AND LIABILITIES†		(105)
TOTAL NET ASSETS — 100.0%		$16,676,292

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$147	$3,123	$226	$(187)	$2,857	209	$(13)	$2
Avantis U.S. Small Cap Value Fund	13	276	14	(11)	264	18	(1)	1
Focused Dynamic Growth Fund	97	2,184	165	(291)	1,825	41	(25)	3
Focused Large Cap Value Fund(3)	97	2,171	146	(161)	1,961	196	(12)	157
Heritage Fund(3)	24	510	37	(61)	436	20	(6)	3
Mid Cap Value Fund(3)	23	521	21	(44)	479	29	(2)	39
Small Cap Growth Fund	13	290	22	(30)	251	13	(5)	3
Avantis Emerging Markets Equity Fund	18	384	15	(37)	350	31	(1)	1
Avantis International Equity Fund	54	1,138	42	(94)	1,056	98	(2)	3
Emerging Markets Fund(3)	27	639	20	(115)	531	48	(3)	24
Focused International Growth Fund	30	664	25	(88)	581	36	(3)	1
Global Real Estate Fund(3)	18	427	18	(48)	379	27	(1)	46
International Small-Mid Cap Fund(4)	13	271	11	(37)	236	24	(3)	3
Non-U.S. Intrinsic Value Fund	30	661	21	(66)	604	68	(1)	2
Avantis Core Fixed Income Fund	127	2,948	208	(219)	2,648	300	(9)	14
Inflation-Adjusted Bond Fund	12	247	13	(6)	240	20	—	1
NT High Income Fund	32	695	26	(44)	657	73	(1)	11
Emerging Markets Debt Fund	17	381	16	(34)	348	39	(1)	3
Global Bond Fund	47	1,034	48	(60)	973	103	(2)	7
	$839	$18,564	$1,094	$(1,633)	$16,676	1,393	$(91)	$324
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.